ACQUISITION AFTER BALANCE SHEET DATE (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2013	Jan. 20, 2015
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired			50.00%
Debt, Long-term and Short-term, Combined Amount			$ 1,052,532,000	$ 889,471,000
Subsequent Event [Member] | Golar Eskimo [Member]
Business Acquisition [Line Items]
Loans and Leases Receivable, Final Payment Amount, Related Parties	22,000,000
Business Acquisition, Effective Date of Acquisition	Jan. 20, 2015
Business Acquisition, Percentage of Voting Interests Acquired					100.00%
Business Combination, Consideration Transferred	227,200,000 [1]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment					390,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt					162,800,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other					0	[2]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net					(227,200,000)
Goodwill, Period Increase (Decrease)	0
Golar LNG Vendor Financing Loan [Member] | Subsequent Event [Member] | Golar Eskimo [Member]
Business Acquisition [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	220,000,000
Balloon Payment	$ 220,000,000
Maturity date		December 2016

[1]	This includes the purchase consideration for the vessel less the fair value of the assumed bank debt but excludes any working capital adjustments which will be available upon finalization of the results of the Golar Eskimo for the first quarter of 2015.
[2]	This information will be available upon finalization of the results of the Golar Eskimo for the first quarter of 2015.